SHARE CAPITAL (Narrative) (Details) - CAD ($)		1 Months Ended		12 Months Ended
	Jan. 12, 2017	Jun. 19, 2017	Apr. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 21, 2017	Jan. 11, 2017
Disclosure of classes of share capital [line items]
Exercise price of stock options				$ 0.28
Proceeds from common stock				3,367,310
Value of common shares				170,000
Share-based compensation				$ 3,693,799
Options and warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued				14,904,901
Proceeds from common stock				$ 3,818,339
Contributed surplus				2,959,537
Warrants [Member]
Disclosure of classes of share capital [line items]
Exercise price of stock options				$ 0.42
Rojo Resources Ltd.[Member]
Disclosure of classes of share capital [line items]
Common shares issued			500,000	500,000
Fair value of investment written off			$ 175,000
Percentage of escrow release				10.00%
Percentage of remaining release				15.00%
Services [Member]
Disclosure of classes of share capital [line items]
Common shares issued							1,000,000
Value of common shares							$ 340,000
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Common shares issued				30,000,000				30,000,000
Escrow [Member]
Disclosure of classes of share capital [line items]
Common shares issued				375,000
Class B Series I preferred shares [Member]
Disclosure of classes of share capital [line items]
Share authorized				1,500,000
Class B Series II preferred shares [Member]
Disclosure of classes of share capital [line items]
Share authorized				1,000,000
Private placement [Member]
Disclosure of classes of share capital [line items]
Common shares issued	15,484,912
Exercise price of stock options	$ 0.15
Proceeds from common stock	2,322,737
Cash commissions	$ 87,767
Private placement [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued	585,117
Exercise price of stock options	$ 0.24
Value of common shares	$ 142,319
Warrants [Member]
Disclosure of classes of share capital [line items]
Common shares issued	585,117	3,774,466
Exercise price of stock options		$ 0.5
Warrants exercise		3,774,466
Proceeds from exercise of warrants		$ 1,132,340
Value of common shares	$ 142,319
Each share purchase warrant assessed value	$ 0.40